Related Party Transactions - Additional Information (Detail) - USD ($)					1 Months Ended	2 Months Ended	5 Months Ended
	Jul. 06, 2020	May 15, 2020	May 07, 2020	May 07, 2020	May 31, 2020	Jul. 06, 2020	Sep. 30, 2020
Related Party Transactions (Details) [Line Items]
Sale of stock in shares (in Shares)				14,375,000
Common stock price per share (in Dollars per share)	$ 12.00		$ 12.00	$ 12.00		$ 12.00	$ 12.00
Related party loans description				Up to $1,500,000 of such Working Capital Loans may be convertible into units upon consummation of the Business Combination at a price of $10.00 per unit.
Administrative and supporting services				$ 10,000		$ 10,000	$ 10,000
Sale of Stock, Description of Transaction				In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (i) $10.00 per Public Share or (ii) such lesser amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account due to reductions in the value of the trust assets, in each case net of the amount of interest which may be withdrawn to pay taxes, except as to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of the Proposed Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”).	the Sponsor transferred 25,000 Founder Shares to each of its director, or an aggregate of 100,000 Founder Shares, at their original purchase price. Cowen Investments II LLC subsequently transferred all of its Founder Shares to PA Co-Investments LLC. The Founder Shares included an aggregate of up to 468,750 shares subject to forfeiture to the extent that the underwriters’ over-allotment option was not exercised in full or in part, so that the number of Founder Shares would equal 20% of the Company’s issued and outstanding shares after the Initial Public Offering (not including the Private Placement Shares). As a result of the underwriters’ election to fully exercise their over-allotment option, no Founder Shares are currently subject to forfeiture
Principal amount		$ 300,000
Working capital loans						$ 1,500,000	$ 1,500,000
Business combination price per share (in Dollars per share)						$ 10.00	$ 10.00
services fees							$ 30,000
Initial Public Offering [Member]
Related Party Transactions (Details) [Line Items]
Aggregate amount	$ 143,750,000
Sale of stock in shares (in Shares)	14,375,000			12,500,000		14,375,000	14,375,000
Outstanding amount	$ 80,000					$ 80,000
Common Class B [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Aggregate amount			$ 25,000
Sale of stock in shares (in Shares)			3,593,750